Deposits (Tables)	12 Months Ended
Sep. 30, 2025
Deposits [Abstract]
Schedule of Deposits
	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Deposit, non-current	516,303	671,353	86,282
	516,303	671,353	86,282